VESSELS AND EQUIPMENT, NET - Vessels and Equipment, Net (Details) $ in Thousands		1 Months Ended
	Feb. 25, 2022 vessel	Jan. 26, 2022 vessel	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation and amortization			$ (75,943)	$ (44,681)
Total vessels and equipment, net			1,733,799	1,893,407
Vessel SPA
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel	8	8
Vessels
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross			1,808,582	1,937,443
Vessels, conversion and retrofitting
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross			10,000
Vessels, drydocking cost
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross			15,000
Office equipment and fittings
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross			$ 1,160	$ 645